5. GE Trademark License Agreement - GE Trademark License - Future Amortization (Details) (USD $)	Dec. 31, 2014
2015	$ 4,257
2016	4,302
2017	4,297
2018	4,297
2019 and Thereafter	29,910
GE Trademark
2015	1,839,465
2016	2,448,161
2017	2,441,472
2018	2,234,114
2019 and Thereafter	$ 8,963,211